UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment:           |_| Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     X-10 Capital Partners (QP), LP

Address:  201 North Union Street, Suite 300
          Alexandria, Virginia 22314

13F File Number: 028-14092

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Mark J. Kington
Title:  Managing Member
Phone:  (703) 519-7991



Signature, Place and Date of Signing:

 /s/ Mark J. Kington           Alexandria, Virginia         November 7, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                        Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        1

Form 13F Information Table Entry Total:   23

Form 13F Information Table Value Total:  $60,822
                                         (thousands)


List of Other Included Managers:

Form 13F File Number                    Name

028-14091                               X-10 Capital Management, LLC
















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                                                    FORM 13F INFORMATION TABLE
                                                   X-10 Capital Partners (QP), LP
                                                        September 30, 2012


COLUMN 1                        COLUMN 2         COLUMN 3   COLUMN 4        COLUMN 5      COLUMN 6   COLUMN 7        COLUMN 8

                                 TITLE                        VALUE    SHRS OR  SH/ PUT/  INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS            CUSIP     (X1000)   PRN AMT  PRN CALL  DISCRETION  MANGRS    SOLE    SHARED  NONE
APPLE INC                           COM          037833100    3,069      4,600  SH        Defined                 4,600
BELO CORP                        COM SER A       080555105    4,688    598,756  SH        Defined               598,756
BROADCOM CORP                      CL A          111320107    2,053     59,400  SH        Defined                59,400
CENTURYLINK INC                     COM          156700106    6,908    171,000  SH        Defined               171,000
CHINA UNICOM (HONG KONG) LTD   SPONSORED ADR     16945R104    2,194    134,500  SH        Defined               134,500
CITY TELECOM H K LTD           SPONSORED ADR     178677209      446     95,416  SH        Defined                95,416
COMCAST CORP NEW                   CL A          20030N101    7,757    218,000  SH        Defined               218,000
E M C CORP MASS                     COM          268648102    2,250     82,500  SH        Defined                82,500
FLUOR CORP NEW                      COM          343412102    2,150     38,200  SH        Defined                38,200
GOOGLE INC                         CL A          38259P508    3,395      4,500  SH        Defined                 4,500
PT INDOSAT TBK                 SPONSORED ADR     744383100    1,858  3,300,000  SH        Defined             3,300,000
INTERPUBLIC GROUP COS INC           COM          460690100    2,769    249,000  SH        Defined               249,000
LEVEL 3 COMMUNICATIONS INC        COM NEW        52729N308    2,669    116,200  SH        Defined               116,200
LIHUA INTL INC                      COM          532352101    1,577    442,929  SH        Defined               442,929
LIN TV CORP                        CL A          532774106      154     35,000  SH        Defined                35,000
NET 1 UEPS TECHNOLOGIES INC       COM NEW        64107N206    1,347    148,800  SH        Defined               148,800
NII HLDGS INC                    CL B NEW        62913F201    1,378    176,000  SH        Defined               176,000
QUALCOMM INC                        COM          747525103    1,774     28,400  SH        Defined                28,400
QIHOO 360 TECHNOLOGY CO LTD         ADS          74734M109    2,172     98,500  SH        Defined                98,500
SANDISK CORP                        COM          80004C101    1,203     27,700  SH        Defined                27,700
SPREADTRUM COMMUNICATIONS IN        ADR          849415203    1,268     61,800  SH        Defined                61,800
VIRGIN MEDIA INC                    COM          92769L101      947     32,200  SH        Defined                32,200
DISNEY WALT CO                  COM DISNEY       254687106    6,796    130,000  SH        Defined               130,000
